Write-Downs of Long-Lived Assets	12 Months Ended
Mar. 31, 2016
Write-Downs of Long-Lived Assets

26. Write-Downs of Long-Lived Assets

In accordance with ASC 360 (“Property, Plant, and Equipment”), the Company and its subsidiaries perform tests for recoverability on assets for which events or changes in circumstances indicated that the assets might be impaired. The Company and its subsidiaries consider an asset’s carrying amount as not recoverable when such carrying amount exceeds the undiscounted future cash flows estimated to result from the use and eventual disposition of the asset. The net carrying amount of assets not recoverable is reduced to fair value if lower than the carrying amount. The Company and its subsidiaries determine the fair value using appraisals prepared by independent third party appraisers or our own staff of qualified appraisers, based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flows methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate.

During fiscal 2014, 2015 and 2016, the Company and its subsidiaries recognized impairment losses for the difference between carrying amounts and fair values in the amount of ¥26,742 million, ¥34,887 million and ¥13,448 million, respectively, which are reflected as write-downs of long-lived assets and income from discontinued operations. Of these amounts, ¥23,421 million, ¥34,887 million and ¥13,448 million are reflected as write-downs of long-lived assets in the accompanying consolidated statements of income for fiscal 2014, 2015 and 2016, respectively. Breakdowns of these amounts by segment are provided in Note 34 “Segment Information.”

The details of significant write-downs are as follows.

Office Buildings—During fiscal 2014, write-downs of ¥1,445 million were recorded for five office buildings held for sale, write-downs of ¥3,582 million were recorded in relation to two office buildings due to a decline in estimated future cash flows of each unit, and write-downs of ¥4,109 million were recorded for one office building due to change in use. During fiscal 2015, write-downs of ¥4,805 million were recorded for three office buildings held for sale, and write-downs of ¥9,172 million were recorded in relation to six office buildings due to a decline in estimated future cash flows of each unit. During fiscal 2016, write-downs of ¥2,183 million were recorded for five office buildings held for sale, and write-downs of ¥5,855 million were recorded in relation to six office buildings due to a decline in estimated future cash flows of each unit.

Condominiums—During fiscal 2014, write-downs of ¥988 million were recorded for a condominium held for sale. During fiscal 2015, write-downs of ¥621 million were recorded for one condominium due to change in use. During fiscal 2016, write-downs of ¥780 million were recorded for one condominium held for sale.

Commercial Facilities Other Than Office Buildings—During fiscal 2014, write-downs of ¥137 million were recorded for one building held for sale, and write-downs of ¥2,976 million were recorded in relation to two buildings due to a decline in estimated future cash flows of each unit. During fiscal 2015, write-downs of ¥3,832 million were recorded in relation to three buildings due to a decline in estimated future cash flows of each unit. During fiscal 2016, write-downs of ¥502 million were recorded for two buildings held for sale, and write-downs of ¥1,559 million were recorded in relation to three buildings due to a decline in estimated future cash flows of each unit.

Land undeveloped or under construction—During fiscal 2014, write-downs of ¥713 million were recorded for land undeveloped or under construction held for sale, and write-downs of ¥3,787 million were recorded in relation to land undeveloped or under construction due to a decline in estimated future cash flows of each unit. During fiscal 2015, write-downs of ¥586 million were recorded for land undeveloped or under construction held for sale, and write-downs of ¥2,797 million were recorded in relation to land undeveloped or under construction due to a decline in estimated future cash flows of each unit. During fiscal 2016, write-downs of ¥22 million were recorded for land undeveloped or under construction held for sale.

Others—During fiscal 2014 and 2015, write-downs of ¥9,005 million and ¥13,074 million, respectively, were recorded for long-lived assets other than the above, mainly because the carrying amounts exceeded the estimated undiscounted future cash flows, which decreased due to deterioration in operating performance. During fiscal 2016, write-downs of ¥2,547 million were recorded for long-lived assets other than the above, mainly because these assets were classified as held for sale. In addition, write-downs of long-lived assets in fiscal 2014 includes write-downs of ¥5,052 million of a building used for training facility in facilities operation business and ¥1,292 million of information-related equipment in rental operation. Write-downs of long-lived assets in fiscal 2015 include write-downs of ¥7,737 million of golf courses. Write-downs of long-lived assets in fiscal 2016 include write-downs of ¥2,338 million of aircraft.